Income taxes (Details 1) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Current and deferred tax relating to items charged or credited directly to equity [abstract]
Tax effect on changes in fair value of other investments	₨ 0	₨ (411)	₨ 1,370
Tax effect on foreign currency translation differences	0	14	(17)
Tax effect on effective portion of change in fair value of cash flow hedges	232	(69)	41
Tax effect on actuarial gains/losses on defined benefit obligations	(22)	(3)	(12)
Current and deferred tax relating to items credited (charged) directly to equity	₨ 210	₨ (469)	₨ 1,382